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                       METROPOLITAN LIFE INSURANCE COMPANY
                      METROPOLITAN LIFE SEPARATE ACCOUNT UL

                              EQUITY ADVANTAGE VUL

                    SUPPLEMENT DATED DECEMBER 31, 2010 TO THE
                          PROSPECTUS DATED MAY 1, 2010

Effective immediately, the Option to Purchase Long-Term Care Insurance Rider described in the ADDITIONAL BENEFITS BY RIDER section of the prospectus is no longer available for purchase.

SA UL - 252, 253